Average Annual Total Returns - ClassA ClassC ClassR ClassR6 ClassY - Victory RS Mid Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Since Inception		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	26.74%	13.81%	13.15%	25.53%	12.06%	12.28%	16.66%	10.15%	10.57%	32.30%	14.14%	12.82%	33.67%	14.50%	13.21%	34.86%			18.34%	[1]	34.84%	15.46%	14.12%	35.59%	18.66%	15.04%

[1]	Inception date of Class R6 is November 15, 2016.